Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Current assets:
Cash and cash equivalents	$ 4,062,603	$ 68,747,376	$ 64,414,511
Customers, net	6,582,817	111,394,431	107,117,145
Other financing receivables	2,416,211	40,887,127	45,040,403
Other non-financing receivables	9,637,140	163,079,678	122,722,019
Inventories	6,620,730	112,035,992	126,018,397
Government Bonds	1,692,313	28,637,314	46,526,257
Derivative financial instruments	586,596	9,926,384	12,755,568
Other current assets	226,477	3,832,444	3,300,478
Total current assets	31,824,887	538,540,746	527,894,778
Non-current assets:
Investments in joint ventures and associates	109,609	1,854,803	2,043,966
Wells, pipelines, properties, plant and equipment, net	87,597,339	1,482,322,166	1,368,750,850
Rights of use assets	2,553,078	43,203,180	49,520,847
Long-term notes receivable, net of current portion	69,714	1,179,706	1,334,126
Government Bonds	2,097,571	35,495,104	63,653,260
Deferred income taxes and duties	10,041,054	169,914,720	171,632,558
Intangible assets, net	1,202,625	20,350,819	30,024,934
Other assets	627,236	10,614,092	30,702,725
Total non-current assets	104,298,226	1,764,934,590	1,717,663,266
Total assets	136,123,113	2,303,475,336	2,245,558,044
Current liabilities:
Short-term debt and current portion of long-term debt	28,201,252	477,221,594	465,947,683
Short-term leases	472,979	8,003,743	6,680,488
Suppliers	21,767,276	368,345,849	282,245,250
Income taxes and duties payable	8,864,481	150,004,749	70,813,355
Accounts and accrued expenses payable	4,943,078	83,646,764	81,808,426
Derivative financial instruments	2,156,658	36,494,962	22,242,056
Total current liabilities	66,405,724	1,123,717,661	929,737,258
Long-term liabilities:
Long-term debt, net of current portion	77,842,381	1,317,248,763	1,625,516,313
Long-term leases, net of current portion	2,000,035	33,844,590	44,451,087
Employee benefits	81,105,024	1,372,459,213	1,306,886,675
Provisions for sundry creditors	4,923,210	83,310,554	89,146,685
Other liabilities	772,673	13,075,178	11,777,226
Deferred income taxes	756,305	12,798,187	6,865,025
Total long-term liabilities	167,399,628	2,832,736,485	3,084,643,011
Total liabilities	233,805,352	3,956,454,146	4,014,380,269
Controlling interest:
Certificates of Contribution “A”	70,689,482	1,196,207,416	1,029,592,293
Mexican Government contributions	3,943,422	66,730,591	66,730,591
Legal reserve	59,221	1,002,130	1,002,130
Accumulated other comprehensive result	(432,160)	(7,313,005)	51,737,388
Accumulated deficit:
From prior years	(172,414,374)	(2,917,596,017)	(3,018,008,068)
Net income (loss) for the year	479,063	8,106,714	100,412,051
Total controlling interest	(97,675,346)	(1,652,862,171)	(1,768,533,615)
Total non-controlling interest	(6,893)	(116,639)	(288,610)
Total equity (deficit)	(97,682,239)	(1,652,978,810)	(1,768,822,225)
Total liabilities and equity (deficit)	$ 136,123,113	$ 2,303,475,336	$ 2,245,558,044